Employee Benefits (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Director [Member]
Employee Benefits [Line Items]
Salaries, fees and other emoluments	RM 1,898,685	RM 1,546,417	RM 1,426,439